Supplemental Condensed Combining Information	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Supplemental Condensed Combining Information

25. Supplemental Condensed Combining Information

FMC Finance III, a former wholly-owned subsidiary of the Company, issued 6⅞% Senior Notes due 2017 in July 2007. On June 20, 2011, US Finance acquired substantially all of the assets of FMC Finance III and assumed its obligations, including the 6⅞% Senior Notes (see Note 11) and the related indenture. The 6⅞% senior notes are fully and unconditionally guaranteed, jointly and severally on a senior basis, by the Company and by the Guarantor Subsidiaries. The 6⅞% senior notes and related guarantees were issued in an exchange offer registered under the Securities Act of 1933. For information regarding the 6⅞% senior notes and additional issues of senior notes, including the 5.75% Senior Notes issued by US Finance, each of which has been fully and unconditionally guaranteed, jointly and severally on a senior basis, by the Company and by the Guarantor Subsidiaries, see Note 11. The financial statements in this report present the financial condition of the Company on a consolidated basis as of December 31, 2011 and December 31, 2010 and its results of operations and cash flows for the twelve-month periods ended December 31, 2011, 2010 and 2009. The following combining financial information for the Company is as of December 31, 2011 and December 31, 2010 and for the twelve-month periods ended December 31, 2011, 2010 and 2009, segregated between FMC Finance III as issuer until June 20, 2011, US Finance as issuer subsequent to June 20, 2011, the Company, D-GmbH and FMCH as guarantors, and the Company's other businesses (the “Non-Guarantor Subsidiaries”). For purposes of the condensed combining information, the Company and the Guarantors carry their investments under the equity method. Other (income) expense includes income (loss) related to investments in consolidated subsidiaries recorded under the equity method for purposes of the condensed combining information. In addition, other (income) expense includes income and losses from profit and loss transfer agreements as well as dividends received.

	For the year ended December 31, 2011
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,931,016	$-	$13,723,111	$(2,859,067)	$12,795,060
Cost of revenue	-	-	1,210,733	-	9,876,457	(2,812,831)	8,274,359
Gross profit	-	-	720,283	-	3,846,654	(46,236)	4,520,701
Operating expenses (income):
Selling, general and administrative	1	158,222	208,022	67,587	1,979,854	(78,711)	2,334,975
Research and development	-	-	68,876	-	41,958	-	110,834
Operating (loss) income	(1)	(158,222)	443,385	(67,587)	1,824,842	32,475	2,074,892
Other (income) expense:
Interest, net	(5,351)	90,148	6,867	82,205	140,567	(17,903)	296,533
Other, net	-	(1,379,577)	297,281	(724,492)	-	1,806,788	-
Income (loss) before income taxes	5,350	1,131,207	139,237	574,700	1,684,275	(1,756,410)	1,778,359
Income tax expense (benefit)	2,016	60,053	124,322	(59,093)	685,166	(211,367)	601,097
Net Income (loss)	3,334	1,071,154	14,915	633,793	999,109	(1,545,043)	1,177,262
Net Income attributable to noncontrolling interests	-	-	-	-	-	106,108	106,108
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$3,334	$1,071,154	$14,915	$633,793	$999,109	$(1,651,151)	$1,071,154

	For the year ended December 31, 2009
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,521,831	$-	$12,041,002	$(2,315,356)	$11,247,477
Cost of revenue	-	-	997,257	-	8,734,160	(2,315,452)	7,415,965
Gross profit	-	-	524,574	-	3,306,842	96	3,831,512
Operating expenses (income):
Selling, general and administrative	28	87,774	173,215	(19,877)	1,753,586	(12,620)	1,982,106
Research and development	-	-	64,911	-	28,899	-	93,810
Operating (loss) income	(28)	(87,774)	286,448	19,877	1,524,357	12,716	1,755,596
Other (income) expense:
Interest, net	(720)	35,184	6,070	56,269	231,559	(28,399)	299,963
Other, net	-	(1,032,515)	190,345	(560,286)	-	1,402,456	-
Income (loss) before income taxes	692	909,557	90,033	523,894	1,292,798	(1,361,341)	1,455,633
Income tax expense (benefit)	197	18,419	86,728	(14,338)	518,329	(118,922)	490,413
Net Income (loss)	495	891,138	3,305	538,232	774,469	(1,242,419)	965,220
Net Income attributable to noncontrolling interests	-	-	-	-	-	74,082	74,082
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$495	$891,138	$3,305	$538,232	$774,469	$(1,316,501)	$891,138

	At December 31, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$1	$2	$144	$-	$457,145	$-	$457,292
Trade accounts receivable, less allowance for doubtful accounts	-	-	143,313	-	2,655,005	-	2,798,318
Accounts receivable from related parties	1,273,649	3,507,671	1,058,327	700,929	4,214,468	(10,644,036)	111,008
Inventories	-	-	224,601	-	857,521	(114,626)	967,496
Prepaid expenses and other current assets	-	195,428	16,973	50	834,932	(12,017)	1,035,366
Deferred taxes	-	32,466	-	-	266,164	26,909	325,539
Total current assets	1,273,650	3,735,567	1,443,358	700,979	9,285,235	(10,743,770)	5,695,019

Property, plant and equipment, net	-	356	175,798	-	2,560,913	(107,366)	2,629,701
Intangible assets	-	266	54,811	-	631,575	-	686,652
Goodwill	-	-	53,788	-	9,132,862	-	9,186,650
Deferred taxes	-	15,923	2,457	-	125,462	(55,683)	88,159
Other assets	-	8,142,771	653,871	10,995,245	(6,082,225)	(12,462,993)	1,246,669
Total assets	$1,273,650	$11,894,883	$2,384,083	$11,696,224	$15,653,822	$(23,369,812)	$19,532,850

Current liabilities:
Accounts payable	$-	$668	$26,463	$-	$514,292	$-	$541,423
Accounts payable to related parties	3,700	1,547,946	1,057,625	1,557,976	6,697,551	(10,753,572)	111,226
Accrued expenses and other current liabilities	29,771	156,119	102,410	2,132	1,406,886	6,955	1,704,273
Short-term borrowings	-	94	-	-	98,707	-	98,801
Short-term borrowings from related parties	-	-	-	-	(25,820)	53,833	28,013
Current portion of long-term debt and capital lease obligations	-	295,825	-	1,142,224	151,727	-	1,589,776
Company obligated mandatorily
redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries - current portion	-	-	-	-	-	-	-
Income tax payable	2,016	128,218	-	-	32,120	-	162,354
Deferred taxes	-	-	7,292	-	28,799	(9,346)	26,745
Total current liabilities	35,487	2,128,870	1,193,790	2,702,332	8,904,262	(10,702,130)	4,262,611

Long term debt and capital lease obligations, less current portion	1,177,329	507,898	-	438,366	7,372,794	(4,001,577)	5,494,810
Long term borrowings from related parties	-	1,348,717	203,156	408,942	(399,065)	(1,561,750)	-
Other liabilities	-	2,424	12,977	183,839	11,553	25,835	236,628
Pension liabilities	-	5,163	146,555	-	138,775	-	290,493
Income tax payable	-	259	-	-	50,309	138,432	189,000
Deferred taxes	-	-	-	-	608,444	(20,644)	587,800
Total liabilities	1,212,816	3,993,331	1,556,478	3,733,479	16,687,072	(16,121,834)	11,061,342

Noncontrolling interests subject to put provisions	-	-	-	-	410,491	-	410,491
Total FMC-AG & Co. KGaA shareholders' equity	60,834	7,901,552	827,605	7,962,745	(1,603,206)	(7,247,978)	7,901,552
Noncontrolling interests not subject to put provisions	-	-	-	-	159,465	-	159,465
Total equity	60,834	7,901,552	827,605	7,962,745	(1,443,741)	(7,247,978)	8,061,017
Total liabilities and equity	$1,273,650	$11,894,883	$2,384,083	$11,696,224	$15,653,822	$(23,369,812)	$19,532,850

	For the year ended December 31, 2011
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$3,334	$1,071,154	$14,915	$633,793	$999,109	$(1,545,043)	$1,177,262
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(872,048)	-	(724,492)	-	1,596,540	-
Depreciation and amortization	-	858	49,207	5,768	514,843	(13,393)	557,283
Change in deferred taxes, net	-	12,593	2,724	-	138,871	(6,734)	147,454
(Gain) loss on sale of fixed assets and investments	-	(10)	(184)	-	(8,791)	-	(8,985)
(Gain) loss on investments	-	31,502	186	-	-	(31,688)	-
(Write Up) write-off loans from related parties	-	44,807	-	-	-	(44,807)	-
Compensation expense related to stock options	-	29,071	-	-	-	-	29,071
Cash outflow from hedging	-	-	-	-	(58,113)	-	(58,113)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(13,401)	-	(239,393)	-	(252,794)
Inventories	-	-	(47,022)	-	(135,071)	30,203	(151,890)
Prepaid expenses and other current and non-current assets	-	(133,691)	(3,048)	86,497	(99,802)	(46)	(150,090)
Accounts receivable from / payable to related parties	(12,372)	(1,183,881)	(51,617)	54,300	1,239,464	(62,058)	(16,164)
Accounts payable, accrued expenses and other current and non-current liabilities	13,775	(40,619)	28,385	79	131,427	(641)	132,406
Income tax payable	2,016	80,461	-	(59,093)	(509)	18,167	41,042
Net cash provided by (used in) operating activities	6,753	(959,803)	(19,855)	(3,148)	2,482,035	(59,500)	1,446,482

Investing Activities:
Purchases of property, plant and equipment	-	(221)	(54,545)	-	(569,645)	26,556	(597,855)
Proceeds from sale of property, plant and equipment	-	-	775	-	26,550	-	27,325
Disbursement of loans to related parties	-	1,571,874	200	(1,118,399)	-	(453,675)	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(148,331)	(4,554)	-	(2,529,849)	897,405	(1,785,329)
Proceeds from divestitures	-	-	418	-	9,990	(418)	9,990
Net cash provided by (used in) investing activities	-	1,423,322	(57,706)	(1,118,399)	(3,062,954)	469,868	(2,345,869)

Financing Activities:
Short-term borrowings, net	-	26,284	77,481	(298)	(142,444)	-	(38,977)
Long-term debt and capital lease obligations, net	(64,252)	(221,594)	-	433,455	1,147,586	453,675	1,748,870
Redemption of trust preferred securities	-	-	-	-	(653,760)	-	(653,760)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	24,500	-	24,500
Proceeds from exercise of stock options	-	81,883	-	-	13,010	-	94,893
Dividends paid	-	(280,649)	-	-	22	(22)	(280,649)
Capital increase (decrease)	57,500	-	-	688,390	151,097	(896,987)	-
Distributions to noncontrolling interest	-	-	-	-	(129,542)	-	(129,542)
Contributions from noncontrolling interest	-	-	-	-	27,824	-	27,824
Net cash provided by (used in) financing activities	(6,752)	(394,076)	77,481	1,121,547	438,293	(443,334)	793,159

Effect of exchange rate changes on cash and cash equivalents	-	(216,618)	(1)	-	257,247	22	40,650
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	1	(147,175)	(81)	-	114,621	(32,944)	(65,578)
Cash and cash equivalents at beginning of period	-	147,177	225	-	342,524	32,944	522,870
Cash and cash equivalents at end of period	$1	$2	$144	$-	$457,145	$-	$457,292

	For the year ended December 31, 2010
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$492	$978,517	$31,136	$617,840	$891,882	$(1,454,471)	$1,065,396
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(683,735)	-	(664,020)	-	1,347,755	-
Depreciation and amortization	-	1,452	47,161	888	476,647	(22,924)	503,224
Change in deferred taxes, net	-	(9,645)	(2,636)	-	30,710	(3,742)	14,687
(Gain) loss on sale of fixed assets and investments	-	(18)	155	-	(6,653)	-	(6,516)
(Gain) loss on investments	-	883	28	-	225	(1,136)	-
Compensation expense related to stock options	-	27,981	-	-	-	-	27,981
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(11,037)	-	(289,237)	-	(300,274)
Inventories	-	-	6,063	-	7,082	5,181	18,326
Prepaid expenses and other current and non-current assets	-	(355)	804	10,725	(70,862)	(617)	(60,305)
Accounts receivable from / payable to related parties	30	76,758	105,072	34,394	(314,497)	89,204	(9,039)
Accounts payable, accrued expenses and other current and non-current liabilities	(6)	31,784	22,268	1,263	64,804	4,166	124,279
Income tax payable	(6)	24,179	-	(30,025)	(21,201)	17,419	(9,634)
Net cash provided by (used in) operating activities	510	447,801	199,014	(28,935)	768,900	(19,165)	1,368,125

Investing Activities:
Purchases of property, plant and equipment	-	(340)	(31,749)	-	(522,514)	30,974	(523,629)
Proceeds from sale of property, plant and equipment	-	30	1,099	-	14,979	-	16,108
Disbursement of loans to related parties	-	227,151	180	314,665	(327,045)	(214,951)	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(273,710)	(19,881)	-	(614,049)	143,302	(764,338)
Proceeds from divestitures	-	132,823	-	-	14,245	(233)	146,835
Net cash provided by (used in) investing activities	-	85,954	(50,351)	314,665	(1,434,384)	(40,908)	(1,125,024)

Financing Activities:
Short-term borrowings, net	-	-	(148,617)	-	171,078	-	22,461
Long-term debt and capital lease obligations, net	-	(146,443)	-	(285,730)	91,627	214,951	(125,595)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	296,000	-	296,000
Proceeds from exercise of stock options	-	96,204	-	-	13,314	-	109,518
Dividends paid	(495)	(231,967)	-	-	(6,193)	6,688	(231,967)
Capital increase (decrease)	-	-	-	-	143,069	(143,069)	-
Distributions to noncontrolling interest	-	-	-	-	(111,550)	-	(111,550)
Contributions from noncontrolling interest	-	-	-	-	26,416	-	26,416
Net cash provided by (used in) financing activities	(495)	(282,206)	(148,617)	(285,730)	623,761	78,570	(14,717)

Effect of exchange rate changes on cash and cash equivalents	-	(104,396)	(15)	-	97,624	48	(6,739)
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	15	147,153	31	-	55,901	18,545	221,645
Cash and cash equivalents at beginning of period	108	24	194	-	286,500	14,399	301,225
Cash and cash equivalents at end of period	$123	$147,177	$225	$-	$342,401	$32,944	$522,870

	For the year ended December 31, 2009
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$495	$891,138	$3,305	$538,232	$774,469	$(1,242,419)	$965,220
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(635,395)	-	(560,286)	-	1,195,681	-
Depreciation and amortization	-	1,470	38,029	888	439,196	(22,498)	457,085
Change in deferred taxes, net	-	23,191	4,707	-	(15,491)	9,595	22,002
Loss (gain) on sale of fixed assets and investments	-	-	411	-	(353)	-	58
Loss (gain) on investments	-	7,063	-	-	-	(7,063)	-
(Write Up) write-off loans from related parties	-	50	-	-	-	(50)	-
Compensation expense related to stock options	-	33,746	-	-	-	-	33,746
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(13,874)	-	(28,120)	-	(41,994)
Inventories	-	-	(27,435)	-	(49,213)	(12,285)	(88,933)
Prepaid expenses and other current and non-current assets	-	(37,138)	9,921	(18,344)	(93,440)	(8,104)	(147,105)
Accounts receivable from / payable to related parties	208	(388,546)	7,308	39,091	256,906	79,315	(5,718)
Accounts payable, accrued expenses and other current and non-current liabilities	(15)	16,210	12,731	(1,149)	38,065	5,250	71,092
Income tax payable	(160)	(23,961)	-	(14,338)	71,931	39,692	73,164
Net cash provided by (used in) operating activities	528	(112,172)	35,103	(15,906)	1,393,950	37,114	1,338,617

Investing Activities:
Purchases of property, plant and equipment	-	(152)	(65,684)	-	(537,167)	29,397	(573,606)
Proceeds from sale of property, plant and equipment	-	-	731	-	10,999	-	11,730
Disbursement of loans to related parties	-	(7,270)	178	17,240	-	(10,148)	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(11,841)	(1,900)	-	(185,878)	11,506	(188,113)
Proceeds from divestitures	-	13,380	-	-	1,965	36,620	51,965
Net cash provided by (used in) investing activities	-	(5,883)	(66,675)	17,240	(710,081)	67,375	(698,024)

Financing Activities:
Short-term borrowings, net	-	(95,795)	31,716	-	10,943	(108,439)	(161,575)
Long-term debt and capital lease obligations, net	-	396,013	-	(1,334)	(261,528)	10,148	143,299
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(325,000)	-	(325,000)
Proceeds from exercise of stock options	-	64,271	-	-	8,123	-	72,394
Dividends paid	(443)	(231,940)	-	-	(5,321)	5,764	(231,940)
Capital increase (decrease)	-	-	-	-	(1,874)	1,874	-
Distributions to noncontrolling interest	-	-	-	-	(68,004)	-	(68,004)
Contributions from noncontrolling interest	-	-	-	-	12,699	-	12,699
Net cash provided by (used in) financing activities	(443)	132,549	31,716	(1,334)	(629,962)	(90,653)	(558,127)

Effect of exchange rate changes on cash and cash equivalents	-	(14,470)	6	-	11,590	49	(2,825)
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	85	24	150	-	65,497	13,885	79,641
Cash and cash equivalents at beginning of period	23	-	44	-	221,003	514	221,584
Cash and cash equivalents at end of period	$108	$24	$194	$-	$286,500	$14,399	$301,225

	For the year ended December 31, 2010
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,587,720	$-	$12,744,881	$(2,279,111)	$12,053,490
Cost of revenue	-	-	1,022,617	-	9,148,969	(2,262,817)	7,908,769
Gross profit	-	-	565,103	-	3,595,912	(16,294)	4,144,721
Operating expenses (income):
Selling, general and administrative	31	113,176	158,538	20,158	1,843,241	(10,760)	2,124,384
Research and development	-	-	62,435	-	34,097	-	96,532
Operating (loss) income	(31)	(113,176)	344,130	(20,158)	1,718,574	(5,534)	1,923,805
Other (income) expense:
Interest, net	(719)	39,113	2,388	56,047	191,638	(8,403)	280,064
Other, net	-	(1,200,299)	210,649	(664,020)	-	1,653,670	-
Income (loss) before income taxes	688	1,048,010	131,093	587,815	1,526,936	(1,650,801)	1,643,741
Income tax expense (benefit)	196	69,493	99,957	(30,025)	635,054	(196,330)	578,345
Net Income (loss)	492	978,517	31,136	617,840	891,882	(1,454,471)	1,065,396
Net Income attributable to noncontrolling interests	-	-	-	-	-	86,879	86,879
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$492	$978,517	$31,136	$617,840	$891,882	$(1,541,350)	$978,517

	At December 31, 2010
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
Current assets:
Cash and cash equivalents	$123	$147,177	$225	$-	$342,401	$32,944	$522,870
Trade accounts receivable, less allowance for doubtful accounts	-	-	157,755	-	2,415,503	-	2,573,258
Accounts receivable from related parties	16,542	2,418,066	667,484	441,601	2,826,527	(6,256,244)	113,976
Inventories	-	-	184,948	-	711,053	(86,904)	809,097
Prepaid expenses and other current assets	1	111,594	11,341	50	662,188	(1,943)	783,231
Deferred taxes	-	14,221	-	-	317,644	18,297	350,162
Total current assets	16,666	2,691,058	1,021,753	441,651	7,275,316	(6,293,850)	5,152,594

Property, plant and equipment, net	-	390	168,939	-	2,458,364	(100,401)	2,527,292
Intangible assets	-	428	65,684	-	626,432	-	692,544
Goodwill	-	-	65,315	-	8,075,153	-	8,140,468
Deferred taxes	-	9,463	4,693	-	121,875	(42,863)	93,168
Other assets	494,231	7,201,295	644,523	9,320,731	(6,581,295)	(10,590,890)	488,595
Total assets	$510,897	$9,902,634	$1,970,907	$9,762,382	$11,975,845	$(17,028,004)	$17,094,661

Current liabilities:
Accounts payable	$-	$5,738	$22,387	$-	$392,512	$-	$420,637
Accounts payable to related parties	229	952,141	670,613	1,538,658	3,210,393	(6,250,147)	121,887
Accrued expenses and other current liabilities	15,866	122,000	94,978	2,054	1,292,562	9,963	1,537,423
Short-term borrowings	-	121	-	-	670,550	-	670,671
Short-term borrowings from related parties	-	-	-	-	2,004	7,679	9,683
Current portion of long-term debt and capital lease obligations	-	106,862	-	101,145	55,975	-	263,982
Company obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries - current portion	-	-	-	-	625,549	-	625,549
Income tax payable	24	54,366	-	-	62,504	648	117,542
Deferred taxes	-	-	5,513	-	27,143	(10,307)	22,349
Total current liabilities	16,119	1,241,228	793,491	1,641,857	6,339,192	(6,242,164)	3,789,723

Long term debt and capital lease obligations, less current portion	494,231	870,348	-	1,357,745	4,069,605	(2,482,253)	4,309,676
Long term borrowings from related parties	-	334,428	208,368	494,231	400,883	(1,437,910)	-
Other liabilities	-	73,382	11,241	-	184,542	24,850	294,015
Pension liabilities	-	4,933	143,362	-	41,855	-	190,150
Income tax payable	-	1,057	-	-	75,055	124,469	200,581
Deferred taxes	-	-	-	-	522,521	(15,625)	506,896
Total liabilities	510,350	2,525,376	1,156,462	3,493,833	11,633,653	(10,028,633)	9,291,041

Noncontrolling interests subject to put provisions	-	-	-	-	279,709	-	279,709
Total FMC-AG & Co. KGaA shareholders' equity	547	7,377,258	814,445	6,268,549	(84,170)	(6,999,371)	7,377,258
Noncontrolling interests not subject to put provisions	-	-	-	-	146,653	-	146,653
Total equity	547	7,377,258	814,445	6,268,549	62,483	(6,999,371)	7,523,911
Total liabilities and equity	$510,897	$9,902,634	$1,970,907	$9,762,382	$11,975,845	$(17,028,004)	$17,094,661